CHINA ELITE INFORMATION CO., LTD.

c/o DeHeng Chen Chan, LLC

225 Broadway, Suite 1910

New York, NY 10007

January 12, 2007

Michael McTiernan, Esq.

Special Counsel

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Dear Mr. McTiernan:

In regard to the registration statement on Form SB-2 of China Elite Information Co., Ltd. (the “Company”) (SEC File No. 333-100803), the Company hereby acknowledges that:

•	should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•

the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•

the Company may not assert staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Respectfully submitted,

CHINA ELITE INFORMATION CO., LTD.

By: /s/ Li Kin Shing

Li Kin Shing
Chief Executive Officer